Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit before tax	€ 725,842	€ 695,722	€ 712,752
Adjustments for:	454,378	556,792	391,986
Amortization and depreciation	228,609	215,490	201,869
Other adjustments:	225,769	341,302	190,117
(Profit) / losses on equity accounted investments	11,038	19,888	(6,933)
Impairment of assets and net provision charges	(23,657)	66,047	(23,079)
(Profit) / losses on disposal of fixed assets	(6,700)	1,551	(2,987)
Government grants taken to income	(1,166)	(286)	(1,681)
Finance cost / (income)	232,962	263,657	236,034
Other adjustments	13,292	(9,555)	(11,237)
Change in operating assets and liabilities	(112,639)	(65,800)	(164,319)
Change in inventories	(231,670)	(165,508)	(173,003)
Change in trade and other receivables	(13,141)	80,112	(25,180)
Change in current financial assets and other current assets	(3,092)	(2,691)	(2,610)
Change in current trade and other payables	135,264	22,287	36,474
Other cash flows used in operating activities	(330,153)	(344,968)	(387,141)
Interest paid	(225,146)	(207,079)	(180,497)
Interest recovered	6,862	9,492	8,685
Income tax (paid) / received	(111,585)	(147,015)	(215,329)
Other recovered (paid)	(284)	(366)
Net cash from operating activities	737,428	841,746	553,278
Cash flows from investing activities
Payments for investments	(852,536)	(2,209,667)	(509,078)
Group companies, associates and business units (notes 3, 2 (b) and 10)	(524,081)	(1,857,210)	(202,727)
Property, plant and equipment and intangibles	(307,722)	(322,973)	(292,690)
Property, plant and equipment	(231,983)	(251,507)	(249,416)
Intangible assets	(75,739)	(71,466)	(43,274)
Other financial assets	(20,733)	(29,484)	(13,661)
Proceeds from sale of investments	70,669	23,787	2,426
Property, plant and equipment	550	762	2,426
Other financial assets	70,119	23,025
Net cash used in investing activities	(781,867)	(2,185,880)	(506,652)
Cash flows from financing activities
Proceeds from and payments for equity instruments			(11,766)
Payments for treasury stock			(12,686)
Sales of treasury stock			920
Proceeds from and payments for financial liability instruments	37,418	1,808,771	(80,149)
Issue	179,350	1,912,615	81,513
Redemption and repayment	(141,932)	(103,844)	(161,662)
Dividends and interest on other equity instruments	(275,783)	(218,260)	(216,151)
Dividends paid	(278,841)	(218,260)	(216,151)
Dividends received	3,058
Other cash flows from / (used in) financing activities	4,661	(156,446)	(21,492)
Financing costs included on the amortised costs of the debt		(142,288)
Other amounts from / (used in) financing activities	4,661	(14,158)	(21,492)
Transaction with minority interests with no loss of control	386,207
Net cash from/(used in) financing activities	152,503	1,434,065	(329,558)
Effect of exchange rate fluctuations on cash	39,207	(98,419)	35,441
Net increase in cash and cash equivalents	147,271	(8,488)	(247,491)
Cash and cash equivalents at beginning of the year	886,521	895,009	1,142,500
Cash and cash equivalents at year end	€ 1,033,792	€ 886,521	€ 895,009